Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	$ 4,620,071,474	$ 4,073,010,193
KeyCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	128,388,540	118,027,908
Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	605,459,398	605,935,760
Fair Value, Inputs, Level 1, Level 2, and Level 3 | KeyCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	128,388,540	118,027,908
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	605,459,398	605,935,760
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	330,186,410	257,861,940
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	158,090,041	158,933,767
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	1,064,034,348	981,825,608
Level 1 | KeyCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	128,388,540	118,027,908
Level 1 | Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	605,459,398	605,935,760
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	330,186,410	257,861,940
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	158,090,041	158,933,767
Level 2 | KeyCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	0	0
Level 2 | Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	0	0
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	158,090,041	158,933,767
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	0	0
Level 3 | KeyCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	0	0
Level 3 | Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	0	0
Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at Fair Value	$ 3,397,947,085	$ 2,932,250,818